Financial Assets and Liabilities - Summary of movement of the obligation with preferred shareholders (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Movement Obligation With Preferred Shareholders [Line Items]
Beginning balance	R$ 1,097,490	R$ 1,442,680
Preferred share holders dividend distribution	(535,832)	(422,639)
Preferred share holders monetary variation	49,879	77,449
Ending balance	R$ 611,537	R$ 1,097,490